DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 1.6%
China Satellite Communications Co. Ltd., Class A	424,200	$1,071,374
Focus Media Information Technology Co. Ltd., Class A	9,130,152	15,415,182
Giant Network Group Co. Ltd., Class A	847,540	2,204,610
Mango Excellent Media Co. Ltd., Class A	639,273	6,323,239
Oriental Pearl Group Co. Ltd., Class A	2,031,991	2,703,890
Perfect World Co. Ltd., Class A	1,073,166	3,905,130
Wanda Film Holding Co. Ltd., Class A*	825,260	2,430,416
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,154,522	5,011,147
Zhejiang Century Huatong Group Co. Ltd., Class A*	3,558,920	3,446,152

(Cost $32,755,397)		42,511,140

Consumer Discretionary - 9.8%
BYD Co. Ltd., Class A	807,353	24,557,325
China Grand Automotive Services Group Co. Ltd., Class A*	3,752,393	1,521,670
China Shipbuilding Industry Group Power Co. Ltd., Class A*	683,228	1,788,792
CFhina Tourism Group Duty Free Corp. Ltd., Class A	864,209	41,029,773
Chongqing Changan Automobile Co. Ltd., Class A*	1,983,163	5,549,982
Fuyao Glass Industry Group Co. Ltd., Class A	1,269,330	9,267,254
Great Wall Motor Co. Ltd., Class A	1,091,830	5,281,121
Gree Electric Appliances, Inc., of Zhuhai, Class A	4,307,313	39,184,561
Guangzhou Automobile Group Co. Ltd., Class A	928,401	1,513,098
Haier Smart Home Co. Ltd., Class A	3,534,314	15,760,135
Hangzhou Robam Appliances Co. Ltd., Class A	440,812	2,569,223
Huayu Automotive Systems Co. Ltd., Class A	1,445,876	5,751,847
Midea Group Co. Ltd., Class A	4,375,034	62,790,558
Offcn Education Technology Co. Ltd., Class A	616,064	3,094,806
Oppein Home Group, Inc., Class A	172,373	4,027,397
SAIC Motor Corp. Ltd., Class A	3,212,836	10,526,986
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,405,001	2,192,369
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,796,323	4,729,672
Songcheng Performance Development Co. Ltd., Class A	1,432,612	4,451,026
Suning.com Co. Ltd., Class A (a)	3,536,102	3,816,623
TCL Technology Group Corp., Class A	12,571,343	15,952,842
Zhejiang Supor Co. Ltd., Class A	172,360	2,001,188

(Cost $156,765,834)		267,358,248

Consumer Staples - 16.2%
Anhui Gujing Distillery Co. Ltd., Class A	102,909	3,717,450
Beijing Shunxin Agriculture Co. Ltd., Class A	457,363	3,850,439
Foshan Haitian Flavouring & Food Co. Ltd., Class A	867,575	23,102,336
Guangdong Haid Group Co. Ltd., Class A	725,377	8,891,754
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	467,759	1,943,737
Henan Shuanghui Investment & Development Co. Ltd., Class A	963,537	6,840,065
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,426,876	36,165,227
Jiangsu King’s Luck Brewery JSC Ltd., Class A	552,174	4,191,431
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	530,880	15,470,868
Jiangxi Zhengbang Technology Co. Ltd., Class A	1,425,464	3,639,763
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	504,299	4,030,970
Kweichow Moutai Co. Ltd., Class A	442,887	144,962,095
Luzhou Laojiao Co. Ltd., Class A	650,106	23,577,432
Muyuan Foods Co. Ltd., Class A	1,663,047	29,206,854
New Hope Liuhe Co. Ltd., Class A	2,023,176	7,508,727
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	311,156	15,021,655
Tongwei Co. Ltd., Class A	2,398,489	17,374,299
Tsingtao Brewery Co. Ltd., Class A	320,672	3,937,262
Wens Foodstuffs Group Co. Ltd., Class A	4,037,375	11,311,249
Wuliangye Yibin Co. Ltd., Class A	1,716,122	74,090,534
Yonghui Superstores Co. Ltd., Class A	3,622,683	4,027,376

(Cost $216,368,412)		442,861,523

Energy - 1.3%
China Merchants Energy Shipping Co. Ltd., Class A	1,895,200	1,528,317
China Oilfield Services Ltd., Class A	565,628	1,534,971
China Petroleum & Chemical Corp., Class A	12,604,398	8,765,066
China Shenhua Energy Co. Ltd., Class A	3,093,093	8,465,408
PetroChina Co. Ltd., Class A	9,470,241	6,366,549
Shaanxi Coal Industry Co. Ltd., Class A	3,701,403	6,118,115
Shanxi Meijin Energy Co. Ltd., Class A*	1,913,300	2,135,886

(Cost $30,691,599)		34,914,312

Financials - 26.7%
Agricultural Bank of China Ltd., Class A	25,718,000	12,927,404
Avic Capital Co. Ltd., Class A	4,732,182	2,998,885
Bank of Beijing Co. Ltd., Class A	13,447,143	9,890,197
Bank of Changsha Co. Ltd., Class A	926,677	1,451,706
Bank of Chengdu Co. Ltd., Class A	1,945,445	3,299,653
Bank of China Ltd., Class A	18,953,000	9,468,464
Bank of Communications Co. Ltd., Class A	24,625,385	17,352,249
Bank of Hangzhou Co. Ltd., Class A	2,643,919	6,530,812
Bank of Jiangsu Co. Ltd., Class A	10,963,426	9,720,099

Bank of Nanjing Co. Ltd., Class A	5,522,242	7,492,981
Bank of Ningbo Co. Ltd., Class A	2,670,111	16,509,360
Bank of Shanghai Co. Ltd., Class A	9,015,659	11,649,252
BOC International China Co. Ltd., Class A	276,800	790,857
Caitong Securities Co. Ltd., Class A	2,240,176	3,878,988
Changjiang Securities Co. Ltd., Class A	3,428,990	3,833,194
China CITIC Bank Corp. Ltd., Class A	3,021,436	2,436,529
China Construction Bank Corp., Class A	6,426,428	7,193,873
China Everbright Bank Co. Ltd., Class A	14,516,804	9,177,225
China Galaxy Securities Co. Ltd., Class A	1,183,971	1,966,135
China Great Wall Securities Co. Ltd., Class A	835,138	1,428,060
China Life Insurance Co. Ltd., Class A	1,480,744	7,570,961
China Merchants Bank Co. Ltd., Class A	10,958,737	86,345,148
China Merchants Securities Co. Ltd., Class A	3,289,260	11,046,193
China Minsheng Banking Corp. Ltd., Class A	19,250,208	15,375,234
China Pacific Insurance Group Co. Ltd., Class A	3,042,804	20,732,636
China Zheshang Bank Co. Ltd., Class A	3,269,996	2,072,266
Chinalin Securities Co. Ltd., Class A	249,200	484,913
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,614,667	1,053,125
CITIC Securities Co. Ltd., Class A	7,633,343	32,072,869
CSC Financial Co. Ltd., Class A	860,365	4,685,543
Dongxing Securities Co. Ltd., Class A	1,230,853	2,176,838
East Money Information Co. Ltd., Class A	6,158,528	28,848,366
Everbright Securities Co. Ltd., Class A	1,746,344	4,146,742
Founder Securities Co. Ltd., Class A*	3,648,686	4,838,285
GF Securities Co. Ltd., Class A	2,759,790	6,812,773
Guosen Securities Co. Ltd., Class A	2,560,116	4,811,937
Guotai Junan Securities Co. Ltd., Class A	4,058,927	10,426,602
Guoyuan Securities Co. Ltd., Class A	2,350,597	2,895,886
Haitong Securities Co. Ltd., Class A	6,911,079	12,883,347
Hithink RoyalFlush Information Network Co. Ltd., Class A	192,490	3,994,639
Hongta Securities Co. Ltd., Class A	644,600	1,436,200
Huatai Securities Co. Ltd., Class A	5,320,733	14,086,344
Huaxia Bank Co. Ltd., Class A	5,693,816	5,478,284
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,525,440	943,183
Industrial & Commercial Bank of China Ltd., Class A	31,389,184	25,990,273
Industrial Bank Co. Ltd., Class A	12,886,396	49,038,047
Industrial Securities Co. Ltd., Class A	4,910,149	6,866,865
Minmetals Capital Co. Ltd., Class A	1,996,560	2,034,887
Nanjing Securities Co. Ltd., Class A	1,337,780	2,165,861
New China Life Insurance Co. Ltd., Class A	750,145	6,024,987
Orient Securities Co. Ltd., Class A	3,724,256	5,506,995
People’s Insurance Co. Group of China Ltd., Class A	2,055,506	1,942,835
Ping An Bank Co. Ltd., Class A	8,623,716	28,428,810
Ping An Insurance Group Co. of China Ltd., Class A	9,570,469	125,697,718
Postal Savings Bank of China Co. Ltd., Class A	3,145,500	2,968,231
Qingdao Rural Commercial Bank Corp., Class A	2,500,329	1,784,986
SDIC Capital Co. Ltd., Class A	1,510,704	2,851,132
Shanghai Pudong Development Bank Co. Ltd., Class A	10,569,732	17,177,546
Shenwan Hongyuan Group Co. Ltd., Class A	8,332,444	6,166,947
Sinolink Securities Co. Ltd., Class A	2,158,375	4,293,121
SooChow Securities Co. Ltd., Class A	2,746,017	3,624,378
Southwest Securities Co. Ltd., Class A	2,944,032	2,183,454
Tianfeng Securities Co. Ltd., Class A	3,001,060	2,401,588
Western Securities Co. Ltd., Class A	1,597,709	2,328,016
Zheshang Securities Co. Ltd., Class A	1,611,265	3,125,389
Zhongtai Securities Co. Ltd., Class A*	693,163	1,482,410

(Cost $561,132,222)		729,298,713

Health Care - 9.5%
Aier Eye Hospital Group Co. Ltd., Class A	1,477,912	16,471,125
Asymchem Laboratories Tianjin Co. Ltd., Class A	130,719	5,300,916
Autobio Diagnostics Co. Ltd., Class A	124,105	2,351,403
Beijing Tiantan Biological Products Corp. Ltd., Class A	555,304	3,004,489
Beijing Tongrentang Co. Ltd., Class A	520,456	2,166,727
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	40,900	1,574,008
BGI Genomics Co. Ltd., Class A	175,631	3,737,118
Changchun High & New Technology Industry Group, Inc., Class A	251,926	16,350,427
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	341,317	2,000,906
Chongqing Zhifei Biological Products Co. Ltd., Class A	568,798	15,302,425
Gan & Lee Pharmaceuticals Co. Ltd., Class A	62,680	1,338,165
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	546,750	2,433,841
Hangzhou Tigermed Consulting Co. Ltd., Class A	473,063	10,254,136
Huadong Medicine Co. Ltd., Class A	787,872	3,867,989
Hualan Biological Engineering, Inc., Class A	984,059	6,491,102
Jafron Biomedical Co. Ltd., Class A	363,838	4,403,306
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,310,257	51,959,628
Jointown Pharmaceutical Group Co. Ltd., Class A*	678,502	1,764,911
Lepu Medical Technology Beijing Co. Ltd., Class A	1,137,878	5,584,559
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	2,441,516	6,023,322
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,069,312	7,590,953
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,083,038	3,418,362

Shanghai RAAS Blood Products Co. Ltd., Class A	2,540,101	2,992,271
Shenzhen Kangtai Biological Products Co. Ltd., Class A	300,313	7,087,025
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	924,509	3,093,338
Topchoice Medical Corp., Class A*	202,696	8,282,235
Walvax Biotechnology Co. Ltd., Class A	1,376,900	9,725,663
WuXi AppTec Co. Ltd., Class A	1,147,186	25,414,800
Yunnan Baiyao Group Co. Ltd., Class A	461,233	9,302,890
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	270,923	12,427,243
Zhejiang NHU Co. Ltd., Class A	1,155,175	7,723,135

(Cost $161,500,732)		259,438,418

Industrials - 9.7%
Air China Ltd., Class A	2,807,247	3,501,755
AVIC Aircraft Co. Ltd., Class A	298,475	1,457,513
AVIC Shenyang Aircraft Co. Ltd., Class A	440,527	5,508,710
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	1,174,471	5,735,178
Beijing New Building Materials PLC, Class A	918,386	6,848,068
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,662,116	3,207,281
China CSSC Holdings Ltd., Class A*	762,255	1,824,099
China Eastern Airlines Corp. Ltd., Class A	4,232,065	3,080,001
China Gezhouba Group Co. Ltd., Class A	2,984,604	3,106,326
China Railway Group Ltd., Class A	10,585,995	9,320,181
China Shipbuilding Industry Co. Ltd., Class A*	9,340,500	5,933,677
China Southern Airlines Co. Ltd., Class A*	4,148,226	3,882,465
COSCO SHIPPING Holdings Co. Ltd., Class A*	4,471,287	8,714,374
Daqin Railway Co. Ltd., Class A	6,014,328	6,055,595
Eve Energy Co. Ltd., Class A	1,016,820	13,404,998
Gongniu Group Co. Ltd., Class A	59,200	1,725,476
Guangzhou Baiyun International Airport Co. Ltd., Class A	1,137,030	2,310,701
Han’s Laser Technology Industry Group Co. Ltd., Class A	790,983	5,257,772
Jiangsu Hengli Hydraulic Co. Ltd., Class A	366,766	5,372,411
Jiangsu Zhongtian Technology Co. Ltd., Class A	2,381,459	3,807,837
Metallurgical Corp. of China Ltd., Class A	7,395,300	3,774,334
NARI Technology Co. Ltd., Class A	2,124,984	9,302,027
Power Construction Corp. of China Ltd., Class A	8,293,871	4,949,083
Sany Heavy Industry Co. Ltd., Class A	5,294,996	33,563,686
SF Holding Co. Ltd., Class A	1,618,400	26,191,853
Shanghai Electric Group Co. Ltd., Class A*	3,925,743	3,377,634
Shanghai International Airport Co. Ltd., Class A	881,227	8,408,037
Shanghai International Port Group Co. Ltd., Class A	3,626,605	2,667,321
Shanghai M&G Stationery, Inc., Class A	352,802	4,224,050
Shenzhen Inovance Technology Co. Ltd., Class A	926,719	12,187,166
Spring Airlines Co. Ltd., Class A	343,191	3,259,666
Weichai Power Co. Ltd., Class A	4,302,291	14,627,325
XCMG Construction Machinery Co. Ltd., Class A	4,435,977	4,787,887
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,536,247	5,924,623
YTO Express Group Co. Ltd., Class A	1,152,393	2,052,292
Yunda Holding Co. Ltd., Class A	1,044,735	2,704,665
Zhejiang Chint Electrics Co. Ltd., Class A	1,056,480	5,580,912
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,650,202	6,152,476
Zhengzhou Yutong Bus Co. Ltd., Class A	1,250,155	2,926,120
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,871,367	8,583,803

(Cost $170,234,455)		265,299,378

Information Technology - 12.6%
360 Security Technology, Inc., Class A	1,994,671	4,951,693
Advanced Micro-Fabrication Equipment, Inc., China, Class A*	202,429	3,893,766
Aisino Corp., Class A	1,150,574	2,008,249
Avary Holding Shenzhen Co. Ltd., Class A	647,724	4,106,763
AVIC Jonhon Optronic Technology Co. Ltd., Class A	514,865	5,464,214
Beijing Shiji Information Technology Co. Ltd., Class A	313,389	1,697,534
BOE Technology Group Co. Ltd., Class A	24,658,291	23,154,574
Chaozhou Three-Circle Group Co. Ltd., Class A	1,046,213	6,033,207
China Greatwall Technology Group Co. Ltd., Class A	1,644,422	4,378,871
China Railway Signal & Communication Corp. Ltd., Class A	3,239,250	2,951,811
Fiberhome Telecommunication Technologies Co. Ltd., Class A	764,503	2,256,200
Foxconn Industrial Internet Co. Ltd., Class A	2,138,994	4,554,700
Gigadevice Semiconductor Beijing, Inc., Class A	302,466	8,977,674
Glodon Co. Ltd., Class A	866,211	9,437,433
GoerTek, Inc., Class A	2,051,426	10,121,907
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	304,616	5,981,004
Hengtong Optic-electric Co. Ltd., Class A	1,533,128	3,032,925
Hundsun Technologies, Inc., Class A	757,002	10,201,522
Iflytek Co. Ltd., Class A	1,599,690	11,891,305
Inspur Electronic Information Industry Co. Ltd., Class A	957,958	4,635,066
JCET Group Co. Ltd., Class A*	1,040,630	6,347,594

Lens Technology Co. Ltd., Class A	1,373,899	6,620,051
Lingyi iTech Guangdong Co., Class A	2,658,660	4,169,080
LONGi Green Energy Technology Co. Ltd., Class A	2,345,724	37,781,871
Luxshare Precision Industry Co. Ltd., Class A	3,764,809	26,993,080
Montage Technology Co. Ltd., Class A	425,393	4,862,946
NAURA Technology Group Co. Ltd., Class A	233,410	6,456,520
OFILM Group Co. Ltd., Class A	2,066,112	3,383,256
Sanan Optoelectronics Co. Ltd., Class A	2,052,715	9,476,260
Shanghai Baosight Software Co. Ltd., Class A	253,470	2,237,868
Shengyi Technology Co. Ltd., Class A	1,096,981	4,140,636
Shennan Circuits Co. Ltd., Class A	193,544	3,282,981
Shenzhen Goodix Technology Co. Ltd., Class A	219,325	4,670,570
Shenzhen Sunway Communication Co. Ltd., Class A	724,462	3,786,795
Shenzhen Transsion Holdings Co. Ltd., Class A	146,415	4,438,617
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,151,920	3,840,030
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,670,898	6,770,673
Unigroup Guoxin Microelectronics Co. Ltd., Class A	386,657	6,617,675
Unisplendour Corp. Ltd., Class A	1,391,204	4,609,818
Universal Scientific Industrial Shanghai Co. Ltd., Class A	683,393	2,086,374
Will Semiconductor Co. Ltd. Shanghai, Class A	386,821	16,878,052
Wingtech Technology Co. Ltd., Class A	463,053	7,198,366
Wuhan Guide Infrared Co. Ltd., Class A	603,193	3,653,291
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,215,823	3,246,944
Yealink Network Technology Corp. Ltd., Class A	267,998	3,129,364
Yonyou Network Technology Co. Ltd., Class A	1,504,454	8,559,764
Zhejiang Dahua Technology Co. Ltd., Class A	1,679,330	5,424,711
ZTE Corp., Class A	2,479,325	12,141,449

(Cost $247,900,714)		342,535,054

Materials - 7.5%
Aluminum Corp. of China Ltd., Class A*	6,206,617	4,067,245
Anhui Conch Cement Co. Ltd., Class A	2,250,060	18,505,620
Baoshan Iron & Steel Co. Ltd., Class A	8,137,239	9,435,207
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,492,855	10,871,566
Bluestar Adisseo Co., Class A	394,815	885,754
China Jushi Co. Ltd., Class A	1,903,444	6,588,901
China Molybdenum Co. Ltd., Class A	6,392,985	6,604,425
China Northern Rare Earth Group High-Tech Co. Ltd., Class A*	1,973,250	6,295,050
Citic Pacific Special Steel Group Co. Ltd., Class A	940,555	4,079,534
Ganfeng Lithium Co. Ltd., Class A	685,090	10,459,889
Hengli Petrochemical Co. Ltd., Class A	1,900,994	10,593,157
Hengyi Petrochemical Co. Ltd., Class A	1,730,001	4,793,480
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	21,682,507	5,148,572
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,099,773	2,843,829
Jiangxi Copper Co. Ltd., Class A	968,890	4,168,072
Lomon Billions Group Co. Ltd., Class A	1,094,255	6,813,047
Ningxia Baofeng Energy Group Co. Ltd., Class A	733,600	1,977,230
Rongsheng Petro Chemical Co. Ltd., Class A	1,827,479	9,481,871
Shandong Gold Mining Co. Ltd., Class A	1,684,065	5,767,186
Wanhua Chemical Group Co. Ltd., Class A	1,408,561	28,407,953
Yunnan Energy New Material Co. Ltd., Class A	391,550	6,400,157
Zhejiang Huayou Cobalt Co. Ltd., Class A*	652,795	8,992,477
Zhejiang Longsheng Group Co. Ltd., Class A	2,377,500	6,063,349
Zhongjin Gold Corp. Ltd., Class A	1,833,339	2,634,603
Zijin Mining Group Co. Ltd., Class A	12,239,712	23,005,487

(Cost $110,874,385)		204,883,661

Real Estate - 3.1%
China Fortune Land Development Co. Ltd., Class A	1,414,187	1,849,095
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,961,707	5,872,724
China Vanke Co. Ltd., Class A	6,147,442	31,374,656
Gemdale Corp., Class A	2,122,562	4,149,886
Greenland Holdings Corp. Ltd., Class A	3,499,081	3,037,519
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,776,017	2,207,185
Jinke Properties Group Co. Ltd., Class A	2,919,012	3,353,117
Poly Developments and Holdings Group Co. Ltd., Class A	6,534,101	15,656,453
RiseSun Real Estate Development Co. Ltd., Class A	1,831,730	1,875,366
Seazen Holdings Co. Ltd., Class A	817,878	6,425,239
Shanghai Lingang Holdings Corp. Ltd., Class A	590,345	1,756,789
Xinhu Zhongbao Co. Ltd., Class A	4,107,466	1,982,325
Yango Group Co. Ltd., Class A	1,593,166	1,564,793
Youngor Group Co. Ltd., Class A	2,759,090	3,428,921

(Cost $67,746,543)		84,534,068

Utilities - 1.8%
CGN Power Co. Ltd., Class A	11,878,679	5,036,831
China National Nuclear Power Co. Ltd., Class A	5,433,701	4,331,545
China Yangtze Power Co. Ltd., Class A	8,179,564	24,908,856
GD Power Development Co. Ltd., Class A	12,343,200	3,977,687

Huadian Power International Corp. Ltd., Class A	3,613,300	1,782,833
Huaneng Lancang River Hydropower, Inc., Class A	2,025,600	1,396,104
Huaneng Power International, Inc., Class A	4,196,342	2,607,549
SDIC Power Holdings Co. Ltd., Class A	2,857,643	3,679,179

(Cost $41,987,833)		47,720,584

TOTAL COMMON STOCKS (Cost $1,797,958,126)		2,721,355,099

TOTAL INVESTMENTS - 99.8% (Cost $1,797,958,126)		$2,721,355,099
Other assets and liabilities, net - 0.2%		6,756,642

NET ASSETS - 100.0%		$2,728,111,741

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$2,717,538,476	$—	$3,816,623	$2,721,355,099

TOTAL	$2,717,538,476	$—	$3,816,623	$2,721,355,099

(b)	See Schedule of Investments for additional detailed categorizations.